Warrants (Details) - Schedule of Assumptions Used in Determining the Fair Value of the Warrants - Warrants [member]	6 Months Ended
Jun. 30, 2023
Warrants (Details) - Schedule of Assumptions Used in Determining the Fair Value of the Warrants [Line Items]
Expected term in years	5 years
Risk-free interest rate	0.381%
Annual expected volatility	125.00%
Dividend yield	0.00%